ARTICLES OF MERGER

by and between

DNP Select Income Fund Inc.

(a Maryland corporation)

and

Duff & Phelps Utility and Corporate Bond Trust Inc.

(a Maryland corporation)

DNP Select Income Fund Inc., a corporation duly organized and existing under the laws of the State of Maryland (“DNP”), and Duff & Phelps Utility and Corporate Bond Trust Inc., a corporation duly organized and existing under the laws of the State of Maryland (“DUC”), do hereby certify that:

FIRST:  DNP and DUC agree to merge.

SECOND:  The name and place of incorporation of each party to these Articles of Merger are DNP Select Income Fund Inc., a Maryland corporation, and Duff & Phelps Utility and Corporate Bond Trust Inc., a Maryland corporation.  DNP shall survive the merger as the successor corporation and shall continue under the name “DNP Select Income Fund Inc.” as a corporation incorporated under the laws of the State of Maryland.

THIRD:  DNP has its principal office in the State of Maryland in Baltimore City.  DUC has its principal office in the State of Maryland in Baltimore City and does not own an interest in land in the State of Maryland.

FOURTH:  The terms and conditions of the transaction set forth in these Articles of Merger were advised, authorized, and approved by each corporation party to these Articles of Merger in the manner and by the vote required by its charter and the laws of the State of Maryland.  The manner of approval was as follows:

(a)  The Board of Directors of DNP, at a meeting held on November 23, 2020, unanimously adopted resolutions which declared that the proposed merger was advisable on substantially the terms and conditions set forth or referred to in the resolutions.  The merger does not require a vote of the stockholders of DNP because it will not reclassify or change the terms of any class or series of DNP’s stock that is outstanding immediately before the merger becomes effective or otherwise amend DNP’s charter and the number of shares of each class or series of DNP’s stock that is outstanding immediately after the effective time of the merger will not increase by more than 20 percent of the number of shares of such class or series of DNP’s stock that is outstanding immediately before the merger becomes effective.

(b)  The Board of Directors of DUC at a meeting held on November 23, 2020, unanimously adopted resolutions which declared that the proposed merger was advisable on substantially the terms and conditions set forth or referred to in the resolutions and directed that the proposed merger be submitted for consideration at a special meeting of stockholders of DUC.  Notice, which stated that a purpose of the special meeting was to act on the proposed merger, was given by DUC as required by law.  The proposed merger was approved at a special meeting of stockholders held on February 22, 2021 by the affirmative vote of a majority of all of the votes entitled to be cast on the matter, voting together.

FIFTH:  No amendment to the charter of DNP is to be effected as a part of the merger.

SIXTH:  The total number of shares of capital stock of all classes which DNP or DUC, respectively, has authority to issue, the number of shares of each class which DNP or DUC, respectively, has authority to issue, and the par value of the shares of each class which DNP or DUC, respectively, has authority to issue are as follows:

(a)  The total number of shares of all classes of stock which DNP has authority to issue is 450,000,000 shares, divided into two classes, 350,000,000 shares of common stock, $.001 par value per share (“DNP Common Stock”), with an aggregate par value of $350,000, and 100,000,000 shares of preferred stock, $.001 par value per share, with an aggregate par value of $100,000.

(b)  The total number of shares of stock of all classes which DUC has authority to issue is 600,000,000 shares, divided into two classes, 599,992,400 shares of common stock, $.01 par value per share (“DUC Common Stock”), with an aggregate par value of $5,999,924, and 7,600 shares of preferred stock, $.01 par value per share (“DUC Preferred Stock”), with an aggregate par value of $76.

SEVENTH:  The charter of DNP is not amended pursuant to the merger to reclassify or change the terms of any class or series of authorized or outstanding capital stock of DNP.

EIGHTH:  The manner and basis of converting or exchanging issued stock of DUC into stock of DNP or other consideration, and the treatment of any issued stock of DUC not to be converted or exchanged are as follows:

(a)  Each issued and outstanding share of capital stock of DNP at the effective time of the merger shall continue, without change as to class, series or otherwise, to be an issued and outstanding share of capital stock of DNP.

(b)  (i)Each issued and outstanding share of DUC Common Stock at the effective time of the merger shall be converted into, and become, the number of shares of DNP Common Stock equal to the ratio of the net asset value per share of DUC Common Stock to the net asset value per share of DNP Common Stock calculated at the close of business of the customary New York Stock Exchange trading session (normally 4:00 p.m. Eastern Time), or any earlier closing time that day, on the business day immediately preceding the closing date of the merger, or such earlier or later day and time as may be mutually agreed upon in writing by DNP and DUC (the “Common Stock Consideration”), provided that no fractional shares of DNP Common Stock will be issued to holders of DUC Common Stock unless such shares are held in a dividend reinvestment plan account. In lieu of issuance of fractional shares of DNP Common Stock, DNP’s transfer agent will aggregate all fractional shares of DNP Common Stock to be issued in connection with the merger (other than those issued to a dividend reinvestment plan account) and sell the resulting full shares on the New York Stock Exchange at the current market price for shares of DNP Common Stock for the account of all holders of such fractional interests, and each such holder will receive such holder’s pro rata share of the cash proceeds of such sale upon surrender of such holder’s certificates representing DNP Common Stock (the “Common Cash Consideration” and, together with the Common Stock Consideration, the “Common Merger Consideration”).

(ii) There are no issued and outstanding shares of DUC Preferred Stock.

(c) As soon as practicable following the effective date of the merger, each holder of issued and outstanding shares of DUC Common Stock shall be entitled to surrender to DNP the certificates or book-entry shares representing the shares of DUC Common Stock held by such holder immediately prior to the effective time of the merger, and, upon such surrender, shall be entitled to receive the Common Merger Consideration, without interest.

NINTH:  The merger shall become effective at 9:00 a.m., Eastern Standard Time, on March 8, 2021.

IN WITNESS WHEREOF, each of DNP and DUC has caused these presents to be signed in its name and on its behalf by its Senior Vice President and witnessed by its Secretary or Assistant Secretary on March 3, 2021.

WITNESS/ATTEST:      DUFF & PHELPS UTILITY AND CORPORATE
                                                   BOND TRUST INC.

(a Maryland corporation)

By: /s/ William J. RenahanBy: /s/ Daniel J. Petrisko

       William J. RenahanDaniel J. Petrisko

        Secretary                                           Senior Vice President

WITNESS/ATTEST:DNP SELECT INCOME FUND INC.

(a Maryland corporation)

By: /s/ William J. RenahanBy: /s/ Daniel J. Petrisko

       William J. RenahanDaniel J. Petrisko

     Assistant Secretary                                        Senior Vice President

THE UNDERSIGNED, Senior Vice President of Duff & Phelps Utility and Corporate Bond Trust Inc., who executed on behalf of said corporation the foregoing Articles of Merger of which this certificate is made a part, hereby acknowledges in the name and on behalf of said corporation the foregoing Articles of Merger to be the corporate act of said corporation and hereby certifies that to the best of his knowledge, information and belief the matters and facts set forth therein with respect to the authorization and approval thereof are true in all material respects under the penalties of perjury.

/s/ Daniel J. Petrisko

   Daniel J. Petrisko, Senior Vice President

THE UNDERSIGNED, Senior Vice President of DNP Select Income Fund Inc., who executed on behalf of said corporation the foregoing Articles of Merger of which this certificate is made a part, hereby acknowledges in the name and on behalf of said corporation the foregoing Articles of Merger to be the corporate act of said corporation and hereby certifies that to the best of his knowledge, information and belief the matters and facts set forth therein with respect to the authorization and approval thereof are true in all material respects under the penalties of perjury.

/s/ Daniel J. Petrisko
Daniel J. Petrisko, Senior Vice President